Nov. 1, 2005


Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C. 20549-1004

ATTN:    Ms. Patsy Mengiste
         Document Control - EDGAR

Re:      AXP Fixed Income Series, Inc.
             RiverSource Diversified Bond Fund
         Post-Effective Amendment No. 59
         File No. 2-51586/811-2503

Dear Ms. Mengiste:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, please accept this letter as certification that the prospectus and Statement of Additional Information for the above referenced fund do not differ from that contained in the Registrant's Post-Effective Amendment No. 59 (Amendment). This Amendment was filed electronically on Oct. 27, 2005.

If you have any questions regarding this filing, please contact me at (612) 671-4321 or Heidi Brommer at (612) 671-2403.

Sincerely,



/s/ Christopher O. Petersen
----------------------------
    Christopher O. Petersen
    Counsel
    Ameriprise Financial, Inc.